Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	333-120120-01
Entity Registrant Name	KIDOZ inc.
Entity Central Index Key	0001318482
Entity Address, Address Line One	Suite 1500
Entity Address, Address Line Two	701 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7Y 1C6